Total Equity - Schedule of Dividends Paid (Detail)	12 Months Ended
Dec. 31, 2018 item $ / shares
Interim Dividends [Member] | 2011 [Member]
Disclosure Of Dividends [Line Items]
Number | item	49
Type of Dividends	Interim
Payment date	Jan. 26, 2011
Chilean Pesos per Share | $ / shares	$ 6.42895
Effecting the year	2010
Interim Dividends [Member] | 2012 [Member]
Disclosure Of Dividends [Line Items]
Number | item	51
Type of Dividends	Interim
Payment date	Jan. 19, 2012
Chilean Pesos per Share | $ / shares	$ 5.08439
Effecting the year	2011
Interim Dividends [Member] | 2013 [Member]
Disclosure Of Dividends [Line Items]
Number | item	53
Type of Dividends	Interim
Payment date	Jan. 24, 2013
Chilean Pesos per Share | $ / shares	$ 3.04265
Effecting the year	2012
Interim Dividends [Member] | 2014 [Member]
Disclosure Of Dividends [Line Items]
Number | item	55
Type of Dividends	Interim
Payment date	Jan. 31, 2014
Chilean Pesos per Share | $ / shares	$ 3.87772
Effecting the year	2013
Interim Dividends [Member] | 2015 [Member]
Disclosure Of Dividends [Line Items]
Number | item	57
Type of Dividends	Interim
Payment date	Jan. 27, 2015
Chilean Pesos per Share | $ / shares	$ 3.44046
Effecting the year	2014
Interim Dividends [Member] | 2016 [Member]
Disclosure Of Dividends [Line Items]
Number | item	59
Type of Dividends	Interim
Payment date	Jan. 29, 2016
Chilean Pesos per Share | $ / shares	$ 3.55641
Effecting the year	2015
Interim Dividends [Member] | 2017 [Member]
Disclosure Of Dividends [Line Items]
Number | item	61
Type of Dividends	Interim
Payment date	Jan. 27, 2017
Chilean Pesos per Share | $ / shares	$ 7.24787
Effecting the year	2016
Interim Dividends [Member] | 2018 [Member]
Disclosure Of Dividends [Line Items]
Number | item	63
Type of Dividends	Interim
Payment date	Jan. 26, 2018
Chilean Pesos per Share | $ / shares	$ 4.93614
Effecting the year	2017
Interim Dividends [Member] | 2019 [Member]
Disclosure Of Dividends [Line Items]
Number | item	65
Type of Dividends	Interim
Payment date	Jan. 05, 2019
Chilean Pesos per Share | $ / shares	$ 11.19557
Effecting the year	2018
Final Dividends [Member] | 2011 [Member]
Disclosure Of Dividends [Line Items]
Number | item	50
Type of Dividends	Final
Payment date	May 11, 2011
Chilean Pesos per Share | $ / shares	$ 26.09798
Effecting the year	2010
Final Dividends [Member] | 2012 [Member]
Disclosure Of Dividends [Line Items]
Number | item	52
Type of Dividends	Final
Payment date	May 17, 2012
Chilean Pesos per Share | $ / shares	$ 22.1582
Effecting the year	2011
Final Dividends [Member] | 2013 [Member]
Disclosure Of Dividends [Line Items]
Number | item	54
Type of Dividends	Final
Payment date	May 09, 2013
Chilean Pesos per Share | $ / shares	$ 11.24302
Effecting the year	2012
Final Dividends [Member] | 2014 [Member]
Disclosure Of Dividends [Line Items]
Number | item	56
Type of Dividends	Final
Payment date	May 15, 2014
Chilean Pesos per Share | $ / shares	$ 17.69856
Effecting the year	2013
Final Dividends [Member] | 2015 [Member]
Disclosure Of Dividends [Line Items]
Number | item	58
Type of Dividends	Final
Payment date	May 25, 2015
Chilean Pesos per Share | $ / shares	$ 16.95495
Effecting the year	2014
Final Dividends [Member] | 2016 [Member]
Disclosure Of Dividends [Line Items]
Number | item	60
Type of Dividends	Final
Payment date	May 24, 2016
Chilean Pesos per Share | $ / shares	$ 11.02239
Effecting the year	2015
Final Dividends [Member] | 2017 [Member]
Disclosure Of Dividends [Line Items]
Number | item	62
Type of Dividends	Final
Payment date	May 26, 2017
Chilean Pesos per Share | $ / shares	$ 21.5605
Effecting the year	2016
Final Dividends [Member] | 2018 [Member]
Disclosure Of Dividends [Line Items]
Number | item	64
Type of Dividends	Final
Payment date	May 18, 2018
Chilean Pesos per Share | $ / shares	$ 23.12488
Effecting the year	2017